FSB Bancorp, Inc. (Parent Company Only) Financial Information (Details 2) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities
Net Income	$ 135	$ 211
Adjustments to reconcile net income to net cash flows from operating activities
Stock based compensation	310	133
Net increase in other liabilities	334	(632)
Net cash flows from operating activities	2,073	(477)
Cash flows from investing activities
Net cash flows from investing activities	(19,374)	(37,473)
Cash flows from financing activities
Net cash flows from financing activities	13,195	40,940
Net (decrease) increase in cash and cash equivalents	(4,106)	2,990
Cash and Cash Equivalents - Beginning	10,397	7,407
Cash and Cash Equivalents - Ending	6,291	10,397
Parent company
Cash flows from operating activities
Net Income	135	211
Adjustments to reconcile net income to net cash flows from operating activities
Equity in undistributed earnings of banking subsidiary	(599)	(483)
Stock based compensation	310	133
Net increase in other liabilities	15	4
Net cash flows from operating activities	(139)	(135)
Cash flows from investing activities
Payments received on ESOP loan	34	33
Net cash flows from investing activities	34	33
Cash flows from financing activities
Purchase of common stock	42	1,062
Net cash flows from financing activities	(42)	(1,062)
Net (decrease) increase in cash and cash equivalents	(147)	(1,164)
Cash and Cash Equivalents - Beginning	1,717	2,881
Cash and Cash Equivalents - Ending	$ 1,570	$ 1,717